                        GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND
DREYFUS GVIT INTERNATIONAL VALUE FUND
DREYFUS GVIT MID CAP INDEX FUND
FEDERATED GVIT HIGH INCOME BOND FUND
GARTMORE GVIT ASIA PACIFIC LEADERS FUND
GARTMORE GVIT DEVELOPING MARKETS FUND
GARTMORE GVIT EMERGING MARKETS FUND
GARTMORE GVIT EUROPEAN LEADERS FUND
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
GARTMORE GVIT GLOBAL SMALL COMPANIES FUND
GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
GARTMORE GVIT GLOBAL UTILITIES FUND
GARTMORE GVIT GOVERNMENT BOND FUND
GARTMORE GVIT GROWTH FUND
GARTMORE GVIT INTERNATIONAL GROWTH FUND
GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
GARTMORE GVIT MID CAP GROWTH FUND
GARTMORE GVIT MONEY MARKET FUND
GARTMORE GVIT MONEY MARKET FUND II
GARTMORE GVIT NATIONWIDE FUND
GARTMORE GVIT NATIONWIDE LEADERS FUND
GARTMORE GVIT OTC FUND
GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND
GARTMORE GVIT U.S. GROWTH LEADERS FUND
GARTMORE GVIT WORLDWIDE LEADERS FUND
GVIT EQUITY 500 INDEX FUND
GVIT SMALL COMPANY FUND
GVIT SMALL CAP GROWTH FUND
GVIT SMALL CAP VALUE FUND
J.P. MORGAN GVIT BALANCED FUND
VAN KAMPEN GVIT MULTI SECTOR BOND FUND

 Statement of Additional Information ("SAI") Supplement dated September 15, 2005 to SAI dated May 2, 2005

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
SAI.

With respect to the GVIT Small Cap Value Fund, effective September 19, 2005, the following changes to the Fund's  subadvisers will be made: 1) the termination of
The  Dreyfus  Corporation  as a Fund  subadviser,  and 2) the  addition of Epoch
Investment Partners,  Inc. as a new subadviser to the Fund. As a result of these changes, the following amendments are made to the SAI as they relate to the GVIT
Small Cap Value Fund.

1.   The information related  to GVIT  Small Cap Value  Fund  under the  heading
"Subadvisers" on page 90 is revised to indicate that the Fund's  subadvisers are
J.P.  Morgan and Epoch  Investment  Partners,  Inc.  ("Epoch") and a footnote is added to the table  indicating  that Epoch began  serving as a subadviser to the
Fund on September 19, 2005.

2.   The following is added to the  description  of various  subadvisers,  which begins on page 91:

     Epoch is the  subadviser  for a portion of the GVIT  Small Cap Value  Fund.
     Epoch is wholly-owned by Epoch Holding Corporation, a Delaware corporation.
     Epoch and Epoch Holding  Corporation  are both located at 640 Fifth Avenue,
     18th Floor,  New York,  NY 10019.  As of June 30,  2005,  Epoch  managed or administered approximately $1.4 billion in assets.

3.   The following information  is revised in  Appendix  C of the  Statement  of
Additional Information:

     A. The information  related to Peter Higgins under the heading "The Dreyfus
Corporation"  in the table  entitled  "INVESTMENTS  IN EACH FUND" on page C-1 is deleted.

     B. The information  related to Gartmore GVIT Small Cap Value Fund under the sub-heading "The Dreyfus  Corporation" in the section  entitled  "DESCRIPTION OF
COMPENSATION STRUCTURE" is deleted on pages C-4 and C-5.

     C. The information  related to Peter Higgins under the heading "The Dreyfus
Corporation" in the section  entitled  "OTHER MANAGED  ACCOUNTS" on page C-12 is deleted.

4.   The following information  is  added  to  Appendix  C of the  Statement  of
Additional  Information in the  corresponding  sections to which they apply (all information is as of June 30, 2005):

INVESTMENTS IN EACH FUND

Name of Portfolio Manager          Fund Name                 Dollar Range of
                                                             Investments in Each
                                                             Fund
Epoch Investment Partners, Inc.
William W. Priest                  Gartmore GVIT Small Cap   None
                                   Value Fund
David N. Pearl                     Gartmore GVIT Small Cap   None
                                   Value Fund
Joseph W. Donaldson                Gartmore GVIT Small Cap   None
                                   Value Fund

DESCRIPTION OF COMPENSATION STRUCTURE

Epoch Investment Partners, Inc. ("Epoch")

Mr.  Priest,  Mr. Pearl and Mr.  Donaldson  are  shareholders  of Epoch  Holding
Company, the parent company of Epoch. For their services,  Mr. Priest, Mr. Pearl and Mr.  Donaldson  receive a fixed  annual  salary plus a  discretionary  bonus determined  by Epoch's  management  committee.  Mr.  Priest,  Mr.  Pearl and Mr.
Donaldson  do not receive  pre- or after-tax  performance  compensation  that is based upon the Gartmore GVIT Small Cap Value Fund, any other commingled account, or any private account or the value of assets held by such entities. Mr. Priest,
Mr.  Pearl  and  Mr.   Donaldson  do  not  receive  any  special  or  additional
compensation from Epoch for their services as Portfolio Managers to the Gartmore
GVIT Small Cap Value Fund.

OTHER MANAGED ACCOUNTS

The following chart  summarizes  information  regarding  accounts other than the
Fund   for   which   each   portfolio   manager   has   day-to-day    management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

--------------------------------- -------------------------------------------------------
                                  Number of Accounts Managed by Each Portfolio
Name of Portfolio Manager         Manager and Total Assets by Category
--------------------------------- -------------------------------------------------------
Epoch Investment Partners, Inc.
-----------------------------------------------------------------------------------------
William W. Priest                 Mutual Funds: 1 account, $80,542,760 total assets
                                  Other Pooled Investment
                                  Vehicles:  18 accounts, $933,990,057 total assets
                                  Other Accounts:  106 accounts, $387,941,384 total
                                  assets (2 accounts, $10,418,176 total assets for which
                                  the advisory fee is based on performance)
--------------------------------- -------------------------------------------------------
David N. Pearl                    Mutual Funds:  0 accounts, $0 total assets
                                  Other Pooled Investment
                                  Vehicles:  18 accounts, $933,990,057 total assets
                                  Other Accounts:  106 accounts, $387,941,384 total
                                  assets (2 accounts, $10,418,176 total assets for which
                                  the advisory fee is based on performance)
--------------------------------- -------------------------------------------------------
Joseph W. Donaldson               Mutual Funds:  0 accounts, $0 total assets
                                  Other Pooled Investment
                                  Vehicles:  3 accounts, $146,315,528 total assets
                                  Other Accounts:  1 account, $2,017,449 total assets
--------------------------------- -------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Epoch Investment Partners, Inc. ("Epoch")

Epoch does not believe that any material  conflicts exist between Mr.  Priest's,
Mr. Pearl's and Mr. Donaldson's  portfolio management of the Gartmore GVIT Small
Cap Value Fund (the "Fund") and their management of other commingled and private accounts.  Epoch believes that the allocation of investment opportunities is not an issue between the Fund and the other  commingled and private accounts because investment  opportunities are allocated  pro-rata for all accounts with the same investment objectives,  policies and guidelines.  Some of these other commingled and private  accounts  have  different  investment  objectives,  strategies  and policies  than the Fund.  For  example,  some of the other  commingled  accounts invest all, or a substantial  portion of their assets in non-U.S.  securities or in large-, mid- or small-capitalization  securities.  Other private accounts are managed using a "balanced"  investment  strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE